Investment Objectives and Goals - Caldwell & Orkin - Gator Capital Long/Short Fund	Aug. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Gator Capital Long/Short Fund Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Gator Capital Long/Short Fund’s (formerly the Caldwell & Orkin - Gator Capital Long/Short Fund) (the “Fund”) investment objective is to provide long-term capital growth with a short-term focus on capital preservation.